Schedule of Bank Borrowings (Details) (Parenthetical)	Nov. 02, 2021 HKD ($)	May 31, 2021 HKD ($)	Dec. 22, 2020 HKD ($)	Apr. 25, 2019 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Short-Term Debt [Line Items]
Borrowed amount					$ 780,113	$ 6,059,686	$ 9,926,756
Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowed amount	$ 2,847,150	$ 1,000,000	$ 5,000,000	$ 11,000,000
Debt instrument term	5 years	5 years	60 months	7 years
Interest rate	3.00%	3.00%	3.00%	4.25%
Loan Agreement [Member] | Bank Of Communications [Member]
Short-Term Debt [Line Items]
Interest rate							4.125%
Loan Agreement [Member] | Standard Chartered Bank [Member]
Short-Term Debt [Line Items]
Interest rate							2.75%
Loan Agreement [Member] | Standard Chartered Bank One [Member]
Short-Term Debt [Line Items]
Interest rate							2.75%
Loan Agreement [Member] | Standard Chartered Bank Two [Member]
Short-Term Debt [Line Items]
Interest rate							2.75%